BASIS OF PRESENTATION BASIS OF PRESENTATION - Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Total interest costs	$ 7,800	$ 3,072	$ 18,649	$ 14,047	$ 12,035
Capitalized interest included in property, plant and equipment, net	(302)	(99)	(3,087)	(1,457)	(6,268)
Interest expense	$ 7,498	$ 2,973	$ 15,562	$ 12,590	$ 5,767